Share-Based Compensation - Additional Information (Details) € in Thousands			12 Months Ended
	Jan. 03, 2023 Installment	Dec. 15, 2022 Plan	Dec. 31, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long term incentive plan number of duration years		5 years
Number of sub plans | Plan		2
Percentage of target number of shares will vest if group achieves the targets in relation to revenue growth performance criterion	50.00%
Percentage of target number of shares will vest if the group achieves the targets in relation to the ROIC performance criterion	50.00%
Share-based payment expense			€ 1,433
Unrecognized compensation expense			€ 2,125
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal annual installments | Installment	3
Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award cliff vesting period	3 years
Restricted Share Unit and Performance Share Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annual dividend yield			0.30%
First Vesting Period (January 2023 - December 2025) | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity	50.00%
Second Vesting Period (January 2024 - December 2026) | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity	50.00%